Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Deficit
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Authorized	100,000,000	100,000,000	100,000,000
Preferred stock, Issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized	900,000,000	900,000,000	900,000,000
Common stock, Issued	12,710,000	12,710,000	12,710,000
Common stock, outstanding	12,710,000	12,710,000	12,710,000